SHORT-TERM AND LONG-TERM DEBT	6 Months Ended
Jun. 30, 2023
Long-Term Debt, by Current and Noncurrent [Abstract]
SHORT-TERM AND LONG-TERM DEBT	SHORT-TERM AND LONG-TERM DEBT

(in thousands of $)	June 30, 2023	December 31, 2022
Short-term and long-term debt:
U.S. dollar denominated fixed rate debt due 2026	149,625	—
NOK700 million senior unsecured floating rate bonds due 2023	37,933	71,243
NOK700 million senior unsecured floating rate bonds due 2024	64,775	70,734
NOK600 million senior unsecured floating rate bonds due 2025	54,989	60,048
4.875% senior unsecured convertible bonds due 2023	—	137,900
7.25% senior unsecured sustainability-linked bonds due 2026	150,000	150,000
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	—
Lease debt financing	455,548	394,555
U.S. dollar denominated floating rate debt due through 2029	1,067,829	1,329,156
Total debt principal	2,130,699	2,213,636
Less: Unamortized debt issuance costs	(20,651)	(12,580)
Less: Current portion of long-term debt	(347,845)	(921,270)
Total long-term debt	1,762,203	1,279,786

Movements in the period:

(in thousands of $)	Fixed Rate, Lease Debt Financing and NOK Bonds	U.S. Dollar Floating Rate Debt	Total debt principal
Balance as of December 31, 2022	884,480	1,329,156	2,213,636
Drawdowns and capitalized interest	384,576	335,611	720,187
Repayments and redemptions	(191,258)	(596,938)	(788,196)
Effects of foreign exchange	(14,928)	—	(14,928)
Balance as of June 30, 2023	1,062,870	1,067,829	2,130,699

Interest rate information:

	June 30, 2023	December 31, 2022
Weighted average interest rate*	5.53%	5.30%
US Dollar London Interbank Offered Rate ("LIBOR"), 3-Month, closing rate	5.55%	4.77%
Secured Overnight Financing Rate ("SOFR"), closing rate	5.09%	4.30%
Norwegian Interbank Offered Rate ("NIBOR"), 3-Month, closing rate	4.37%	3.26%

*The weighted average interest rate is for floating rate debt denominated in U.S. dollars and Norwegian kroner (“NOK”) which takes into consideration the effect of related interest rate swaps.

New Facilities, Renewals and Redemptions

Fixed Rate, Lease Debt Financing and NOK Bonds

Redemptions between January 1, 2023 and June 30, 2023:

Bond	In Millions of USD
NOK700 million senior unsecured floating rate bonds due 2023	29.4
4.875% senior unsecured convertible bonds due 2023	137.9
During the six months ended June 30, 2023, the Company recorded a net loss of $0.5 million on the repurchase of fixed rate and foreign debt recorded in "Loss on repurchase of bonds". No such losses were recorded during the six months ended June 30, 2022.

New facilities drawn down between January 1, 2023 and June 30, 2023:

8.875% senior unsecured sustainability-linked bonds due 2027

In February 2023, the Company issued a senior unsecured sustainability-linked bond totaling $150.0 million in the Nordic market. The bond was issued at a price of 99.58%. The difference between the face value and market value of the bond of $0.6 million will be amortized as an interest expense over the life of the bond. The bonds bear quarterly interest at a fixed rate of 8.875% per annum and are redeemable in full on February 1, 2027. The net amount outstanding as of June 30, 2023 was $150.0 million.

U.S. dollar denominated fixed rate debt due 2026

In April 2023, a wholly owned subsidiary of the Company entered into a $150.0 million senior secured term loan facility, secured against a jack-up drilling rig. The Company has provided a limited corporate guarantee for this facility, which bears a fixed rate of interest and has a term of three years. The net amount outstanding as of June 30, 2023 was $149.6 million.

Lease debt financing

In April 2023, a wholly owned subsidiary of the Company owning a 4,900 CEU car carrier entered into a sale and leaseback transaction for this vessel, through a Japanese operating lease with call option financing structure. The sales price for the vessel was $45.0 million. The vessel was leased back for a term of approximately five years, with the Company's option to purchase the vessel at the end of the fifth year. The transaction did not qualify as a sale and has been recorded as a financing arrangement. The amount outstanding as of June 30, 2023, was $44.1 million.

In May 2023, a wholly owned subsidiary of the Company owning a 2,500 TEU containership entered into a sale and leaseback transaction for this vessel, through a Japanese operating lease with call option financing structure. The sales price for the vessel was $38.5 million. The vessel was leased back for a term of approximately nine years, with the Company's option to purchase the vessel after approximately six and seven years. The transaction did not qualify as a sale and has been recorded as a financing arrangement. The amount outstanding as of June 30, 2023, was $38.5 million.

U.S. Dollar Floating Rate Debt

New facilities drawn down between January 1, 2023 and June 30, 2023:

Name of facility	Draw down date	Number of wholly owned subsidiaries entering into the facility	Term	Balance outstanding at period end ($ millions)
$144.625 million term loan facility	Feb. 2023	four	2 years, 11 months	142.1
$150 million senior secured term loan facility	May 2023	one	2 years, 8 months	150.0
$23.25 million term loan facility*	May 2023	one	1 year	13.9
$23.25 million term loan facility*	May 2023	one	1 year	18.6
$8.44 million senior unsecured term loan facility	May 2023	one	2 years, 8 months	8.4

*These facilities were partially drawn down as of June 30, 2023.

The Company has provided limited corporate guarantees for the above facilities, which bear interest at term SOFR or the compounded daily SOFR plus applicable margins.
Facilities redeemed between January 1, 2023 and June 30, 2023:

Name of facility	Original draw down date	Number of wholly owned subsidiaries that had entered into the facility	Term	Amount redeemed ($ millions)
$375 million term loan and revolving credit facility	Jun. 2013	one	10 years	146.7
$475 million term loan and revolving credit facility	Feb. 2014	one	9 years	178.4
$33.1 million term loan facility	Jun. 2019	five	4 years	21.9
$40.0 million senior secured term loan facility	Mar. 2020	two	3 years	31.9
$290 million term loan facility	Sep. 2022	six	6 months	156.0
Agreements related to long-term debt provide limitations on the amount of total borrowings and secured debt, and acceleration of payment under certain circumstances, including failure to satisfy certain financial covenants. As of June 30, 2023, the Company was in compliance with all of the covenants under its long-term debt facilities.